Initial Public Offering (Details) - USD ($)				5 Months Ended
	Dec. 07, 2020	Dec. 07, 2020	Dec. 07, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering Details [Line Items]
Price per share (in Dollars per share)	$ 9.77	$ 9.77	$ 9.77	$ 10.33
Warrant price per share (in Dollars per share)				$ 11.50	$ 11.50
Underwriting fees				$ 8,067,500
IPO [Member]
Initial Public Offering Details [Line Items]
Sale of share (in Shares)			25,300,000	25,300,000
Gross proceeds		$ 253,000,000.0	$ 253,000,000.0
Transaction costs	$ 13,064,337	13,064,337
Underwriting fees	4,610,000	4,610,000
Deferred underwriting fees	8,067,500	8,067,500
Other offering costs	$ 386,837	$ 386,837
Warrants, description				Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Sale of share (in Shares)			3,300,000	3,300,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00	$ 10.00